INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jun. 30, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Schedule of revenue from contracts with customers

	06/30/2025	06/30/2024	06/30/2023
Sale of goods and services	318,498,299	443,554,101	385,295,414
Royalties	1,414,864	986,602	1,247,567
Right of use licenses	13,430,824	20,287,845	32,903,458
	333,343,987	464,828,548	419,446,439

Schedule of cost of sales

Item	06/30/2025	06/30/2024	06/30/2023
Inventories as of the beginning of the year	110,913,884	111,990,145	78,759,610
Business combination	—	4,031,412	11,182,602
Purchases of the year	149,950,181	249,648,267	233,471,036
Production costs	25,177,920	24,672,636	23,227,844
Foreign currency translation	382,092	(1,206,764)	806,106
Subtotal	286,424,077	389,135,696	347,447,198
Inventories as of the end of the year (*)	(82,999,205)	(110,913,884)	(111,990,145)
Cost of sales	203,424,872	278,221,812	235,457,053

(*) Net of agricultural products.

Schedule of R&D classified by nature

	Research	Research	Research
	and	and	and
	development	development	development
	expenses	expenses	expenses
Item	06/30/2025	06/30/2024	06/30/2023
Amortization of intangible assets	5,079,962	5,923,389	4,804,768
Analysis and storage	—	5,302	52,660
Commissions and royalties	14,179	—	16,257
Import and export expenses	—	—	855
Depreciation of property, plant and equipment	767,731	618,627	577,785
Freight and haulage	2,025	30,450	17,429
Employee benefits and social securities	4,032,386	4,727,340	4,530,533
Maintenance	253,581	314,721	452,449
Energy and fuel	5,576	8,101	111,481
Supplies and materials	2,589,371	2,256,748	2,924,994
Mobility and travel	141,271	205,572	243,865
Share-based incentives	217,494	510,162	136,754
Publicity and advertising	—	23,383	—
Professional fees and outsourced services	1,328,301	1,265,765	660,887
Professional fees related parties	90,533	256,877	542,551
Office supplies	247,425	688,969	93,623
Information technology expenses	40,286	29,013	31,356
Insurance	49,343	48,872	78,673
Depreciation of leased assets	54,505	—	68,321
Miscellaneous	853	269,750	74
Total	14,914,822	17,183,041	15,345,315

	06/30/2025	06/30/2024	06/30/2023
R&D capitalized (Note 7.8)	8,614,448	11,855,766	10,753,047
R&D profit and loss	14,914,822	17,183,041	15,345,315
Total	23,529,270	29,038,807	26,098,362

Schedule of expenses classified by nature and function

		Selling, general
		and
		administrative	Total
Item	Production costs	expenses	06/30/2025
Amortization of intangible assets	351,240	5,723,529	6,074,769
Analysis and storage	—	14,744	14,744
Commissions and royalties	835,082	1,989,880	2,824,962
Import and export expenses	—	826,942	826,942
Depreciation of property, plant and equipment	2,861,812	2,361,266	5,223,078
Depreciation of leased assets	2,477,334	2,504,864	4,982,198
Impairment of receivables	—	7,123,716	7,123,716
Freight and haulage	1,003,986	11,367,204	12,371,190
Employee benefits and social securities	9,899,884	43,439,612	53,339,496
Maintenance	2,640,232	2,793,293	5,433,525
Energy and fuel	658,621	106,846	765,467
Supplies and materials	586,696	2,678,691	3,265,387
Mobility and travel	113,676	3,775,315	3,888,991
Publicity and advertising	—	4,509,183	4,509,183
Contingencies	84,567	251,206	335,773
Share-based incentives	315,965	3,853,229	4,169,194
Professional fees and outsourced services	1,199,979	10,142,925	11,342,904
Professional fees related parties	—	1,102	1,102
Office supplies and registrations fees	93,967	1,232,477	1,326,444
Insurance	181,595	2,846,208	3,027,803
Information technology expenses	39,583	2,931,502	2,971,085
Obsolescence	1,547,723	—	1,547,723
Taxes	260,091	12,271,870	12,531,961
Miscellaneous	25,887	367,968	393,855
Total	25,177,920	123,113,572	148,291,492

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2024
Amortization of intangible assets	239,545	5,950,173	6,189,718
Analysis and storage	598	160,133	160,731
Commissions and royalties	217,000	1,745,169	1,962,169
Import and export expenses	147,392	734,026	881,418
Depreciation of property, plant and equipment	3,018,014	2,126,608	5,144,622
Depreciation of leased assets	1,312,849	2,106,107	3,418,956
Impairment of receivables	—	753,428	753,428
Freight and haulage	927,910	11,831,050	12,758,960
Employee benefits and social securities	10,015,691	38,253,407	48,269,098
Maintenance	2,134,116	2,558,352	4,692,468
Energy and fuel	997,066	514,422	1,511,488
Supplies and materials	1,031,386	3,520,386	4,551,772
Mobility and travel	143,046	4,250,764	4,393,810
Publicity and advertising	233	4,985,955	4,986,188
Contingencies	66,682	300,444	367,126
Share-based incentives	1,111,919	12,512,804	13,624,723
Professional fees and outsourced services	1,960,315	8,759,807	10,720,122
Professional fees related parties	—	225,950	225,950
Office supplies and registrations fees	242,790	1,601,554	1,844,344
Insurance	199,109	2,117,158	2,316,267
Information technology expenses	35,526	3,692,227	3,727,753
Obsolescence	581,804	4,711	586,515
Taxes	285,791	14,184,503	14,470,294
Miscellaneous	3,854	801,772	805,626
Total	24,672,636	123,690,910	148,363,546

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2023
Amortization of intangible assets	173,032	6,013,633	6,186,665
Analysis and storage	4,496	700,671	705,167
Commissions and royalties	127,771	1,396,750	1,524,521
Import and export expenses	150,402	794,561	944,963
Depreciation of property, plant and equipment	2,161,236	2,094,253	4,255,489
Depreciation of leased assets	468,524	3,029,049	3,497,573
Impairment of receivables	—	1,327,385	1,327,385
Freight and haulage	2,427,296	9,645,962	12,073,258
Employee benefits and social securities	9,973,301	38,030,033	48,003,334
Maintenance	1,195,111	2,067,672	3,262,783
Energy and fuel	967,412	397,305	1,364,717
Supplies and materials	1,075,319	1,047,720	2,123,039
Mobility and travel	90,848	4,140,153	4,231,001
Publicity and advertising	2,528	5,668,569	5,671,097
Contingencies	—	221,008	221,008
Share-based incentives	—	3,278,354	3,278,354
Professional fees and outsourced services	2,629,567	13,498,757	16,128,324
Professional fees related parties	—	277,137	277,137
Office supplies and registrations fees	229,500	833,430	1,062,930
Insurance	230,388	3,006,387	3,236,775
Information technology expenses	11,556	3,087,945	3,099,501
Obsolescence	1,012,788	53,989	1,066,777
Taxes	255,227	11,533,391	11,788,618
Miscellaneous	41,542	858,633	900,175
Total	23,227,844	113,002,747	136,230,591

Schedule of other income or expenses, net

	06/30/2025	06/30/2024	06/30/2023
Net result from commercialization of agricultural products	(1,890,110)	(3,560,703)	174,122
Expenses recovery	6,808	336,815	79,274
Result of intangible sales	7,751,311	—	—
Gain from a bargain purchase (Note 6)	—	1,032,327	—
Others	907,961	693,006	831,496
	6,775,970	(1,498,555)	1,084,892

Schedule of financial results

	06/30/2025	06/30/2024	06/30/2023
Financial costs
Interest expenses with the Parent (Note 17)	—	(45,852)	(462,575)
Interest expenses	(25,629,885)	(24,078,901)	(20,767,168)
Financial commissions	(3,208,933)	(2,746,945)	(2,558,342)
	(28,838,818)	(26,871,698)	(23,788,085)

Other financial results
Exchange differences generated by assets	(11,137,132)	(15,750,105)	(20,410,188)
Exchange differences generated by liabilities	4,083,222	19,166,100	10,890,789
Changes in fair value of financial assets or liabilities and other financial results	(14,982,282)	(13,026,967)	(2,209,036)
Prepayment premium fee	(4,870,021)	—	—
Net gain of inflation effect on monetary items	409,356	1,697,345	438,502
	(26,496,857)	(7,913,627)	(11,289,933)